Investments Accounted for Using the Equity Method - Summary of Investments in Associates Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of associates and joint ventures [line items]
Investments in associates			$ 19,595,234	$ 14,163,995	$ 639,949
Yann Yuan Investment Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business			Engaged in investing activities
Operating Location			R.O.C.
Percentages of ownership held by the Group			27.94%	27.94%
ChipMOS Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business			Engaged in the packaging and testing of semiconductors
Operating Location			R.O.C.
Percentages of ownership held by the Group			10.85%	10.85%
MACHVISION Inc [Member]
Disclosure of associates and joint ventures [line items]
Main Business			Engaged in the manufacturing and trading of non-contact optical inspection equipment
Operating Location			R.O.C.
Percentages of ownership held by the Group			23.08%	0.00%
Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business			Engaged in the development, construction and leasing of real estate properties
Operating Location			R.O.C.
Percentages of ownership held by the Group			26.22%	26.22%
M-Universe Investments Pte. Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business			Investment company
Operating Location			Singapore
Percentages of ownership held by the Group			42.23%	42.23%
CHIPLETZ [Member]
Disclosure of associates and joint ventures [line items]
Main Business			Fabless substrate design house
Operating Location			U.S.A.
Percentages of ownership held by the Group			19.43%	20.82%
Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business			Engaged in the leasing of real estate properties
Operating Location			R.O.C.
Percentages of ownership held by the Group			27.31%	27.31%
QUESTYLE [member]
Disclosure of associates and joint ventures [line items]
Main Business			Engaged in the research and development on technology and sales of electronic products, digital products, audio equipment and spare parts, domestic trading; import and export business
Operating Location			China
Percentages of ownership held by the Group			6.67%	6.67%
Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business			Holding company with group engaged in the development of wafer level packaging
Operating Location			U.S.A.
Percentages of ownership held by the Group		17.84%	17.84%	17.85%
Goodcare Holdings Inc [Member]
Disclosure of associates and joint ventures [line items]
Main Business			Holding company, engaged in operation investment, long-term care and home services business
Operating Location			R.O.C.
Percentages of ownership held by the Group	49.00%		49.00%	0.00%
Cost [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land			$ 19,895,383	$ 14,464,144	649,751
Cost [member] | Yann Yuan Investment Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land			10,250,888	7,494,541	334,778
Cost [member] | ChipMOS Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land			2,786,339	2,748,810	90,997
Cost [member] | MACHVISION Inc [Member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land			2,123,368	0	69,346
Cost [member] | Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land			2,035,230	1,597,745	66,467
Cost [member] | M-Universe Investments Pte. Ltd. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land			2,072,314	2,090,663	67,678
Cost [member] | CHIPLETZ [Member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land			248,209	145,640	8,106
Cost [member] | Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land			232,446	244,516	7,591
Cost [member] | QUESTYLE [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land			72,421	88,189	2,365
Cost [member] | Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land			53,357	54,040	1,743
Cost [member] | Goodcare Holdings Inc [Member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land			20,811		680
Deferred gain on transfer of land [member]
Disclosure of associates and joint ventures [line items]
Investments in associates			$ 300,149	$ 300,149	$ 9,802